ORGANIZATION AND BUSINESS OPERATIONS (Details) - USD ($)					2 Months Ended	5 Months Ended	6 Months Ended	11 Months Ended
		May 06, 2026	Mar. 19, 2026	Jun. 16, 2025	Mar. 31, 2025 [2]	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Inception date							Feb. 10, 2025	Feb. 10, 2025
Sale of units per share (in Dollars per share)				$ 10
Gross proceeds				$ 201,250,000				$ 201,250,000
Gross proceeds of private placement						$ 5,922,500	$ 0	5,922,500
Transaction costs amount							13,262,661	13,262,661
Cash underwriting fee							4,025,000	4,025,000
Deferred underwriting fee							7,043,750	7,043,750
Issuance of representative shares amount							1,750,000	1,750,000
Other offering costs							$ 443,911	$ 443,911
Minimum percentage of initial business combination fair market value of net assets held in trust account							80.00%	80.00%
Minimum percentage of ownership required to complete business combination							50.00%	50.00%
Percentage of redeem public shares				100.00%			100.00%	100.00%
Deposit amount per public shares (in Dollars per share)							$ 10.4	$ 10.21
Maximum interest to pay dissolution expenses							$ 100,000	$ 100,000
Cash and cash equivalents							201,861	560,813
Working capital deficit							$ (1,971,934)	(415,809)
Sponsor agreed to loan amount	[1]				$ 25,000			$ 25,000
Sponsor [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Purchase of private placement units (in Shares)							391,000	391,000
Sponsor agreed to loan amount							$ 25,000	$ 25,000
Roberts & Ryan [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Purchase of private placement units (in Shares)							201,250	201,250
Blockfusion [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001
IPO [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)				20,125,000			592,250	592,250
Sale of units per share (in Dollars per share)				$ 10
Gross proceeds				$ 201,250,000
Proposed public offering of per units (in Dollars per share)							$ 10	$ 10
Gross proceeds of private placement							$ 5,922,500
Public per share (in Dollars per share)							$ 10	10
Share price (in Dollars per share)							10	$ 10
Generating gross proceeds								$ 5,922,500
Over-Allotment Option [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)				2,625,000
Sale of units per share (in Dollars per share)				$ 10
Gross proceeds				$ 201,250,000
Over-Allotment Option [Member] | Sponsor [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)				2,625,000
Sale of units per share (in Dollars per share)				$ 10
Sponsor agreed to purchase shares (in Shares)				2,625,000
Private Placement [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units per share (in Dollars per share)							$ 10	$ 10
Proposed public offering of units (in Shares)							592,250	592,250
Sponsor agreed to purchase shares (in Shares)							592,250	592,250
Sponsor agreed to purchase share				$ 201,250,000
Generating gross proceeds							$ 5,922,500	$ 5,922,500
Private Placement [Member] | Sponsor [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Sale of units in private placement (in Shares)							592,250	592,250
First Amendment [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Description of amendment to the Acquirer			the Company entered into the first amendment to the Blockfusion BCA with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to: (i) increase the number of Pubco Class A Shares that will be available for issuance under the post-Closing incentive plan from five percent (5%) of the aggregate number of shares of Pubco Common Stock (as defined in the Blockfusion BCA) issued and outstanding immediately after the Closing to eight percent (8%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing, and (ii) increase the size of the Post-Closing Pubco Board (as defined in the Blockfusion BCA) from seven (7) members to nine (9) members.
Second Amendment [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Description of amendment to the Acquirer		the Company entered into the second amendment to the Blockfusion BCA with (i) Blockfusion, (ii) Pubco and (iii) the Merger Subs, which amends the Blockfusion BCA to: (i) increase the post-Closing incentive plan from eight percent (8%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing to twelve percent (12%) of the aggregate number of shares of Pubco Common Stock issued and outstanding immediately after the Closing, (ii) amend the listing exchange requirements for the Pubco Class A Shares upon the Closing, and (iii) extend the Outside Date (as defined in the Blockfusion BCA).
Common Class A [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)				$ 0.0001			$ 0.0001	$ 0.0001
Common Class A [Member] | Blockfusion [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)								0.0001
Common Class A [Member] | Maximum [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Shares issued (in Shares)							9,250,000
Series A Common Stock [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	0.0001
Series B Common Stock [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							0.0001	0.0001
Common Class B [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							0.0001	0.0001
Common Class B [Member] | Blockfusion [Member]
ORGANIZATION AND BUSINESS OPERATIONS (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)							$ 0.0001	$ 0.0001

[1]	In May 2025, the Company effected a share capitalization for an additional 1,009,988 Class B Ordinary Shares, resulting in 7,069,913 Class B Ordinary Shares outstanding. All share and per-share amounts have been retroactively restated to reflect such share capitalization.
[2]	In May 2025, the Company effected a share capitalization pursuant to which the Company issued an additional 1,009,988 Founder Shares resulting in an aggregate of 7,069,913 Founder Shares outstanding to the Sponsor. All share and per share amounts have been retroactively restated to reflect the share capitalization.